Share-based payment plans - Movements in number and WAEP (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	5,868,521	5,233,437	5,687,367
Number of units granted during the year	1,500,000	1,110,288	1,076,000
Number of units forfeited during the year	(111,887)	(85,400)	(139,722)
Number of units exercised during the year	0	0	(94,008)
Number of units expired during the year	(444,820)	389,804	(1,296,200)
Number of units outstanding at period end	6,811,814	5,868,521	5,233,437
Number of units exercisable at period end	5,420,965	4,685,828	3,977,831
WAEP of units outstanding at January 1, (in usd per unit)	$ 1.51	$ 1.73	$ 3.41
WAEP of units granted during the year (in usd per unit)	0.54	0.70	1.55
WAEP of units forfeited during the year (in usd per unit)	1.70	1.78	1.85
WAEP of units exercised during the year (in usd per unit)	0	0	1.47
WAEP of units expired during the year (in usd per unit)	1.89	2.05	8.35
WAEP of units outstanding at period end (in usd per unit)	1.27	1.51	1.73
WAEP of units exercisable at period end (in usd per unit)	1.44	1.70	1.79
Weighted average share price of options at exercise date (in usd per option)			1.78
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	0.54	0.62	0.89
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of exercise prices (in usd per unit)	$ 3.31	$ 3.31	$ 3.31
Warrants | Consultants considered equivalent to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units outstanding at January 1,	487,288	203,000
Number of units outstanding at period end	724,288	487,288	203,000
Number of units exercisable at period end	438,739	228,595	165,667
WAEP of units outstanding at January 1, (in usd per unit)	$ 1.29	$ 1.79
WAEP of units outstanding at period end (in usd per unit)	1.05	1.29	$ 1.79
WAEP of units exercisable at period end (in usd per unit)	$ 1.28	$ 1.73	$ 1.72